Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment
The movement in the undeveloped properties balance is as follows:

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	415	372
Translation	(21)	43

Balance at end of year	394	415

Accumulated depreciation and impairments
Balance at beginning and end of year	1	1
Impairment[1]	105	—

Balance at end of year	106	1
Net carrying value	288	414

[1] The impairment relates to Target North.

	US dollar
Figures in million	2018	2017

Mining assets (a)	1 755	1 625
Mining assets under construction (b)	183	237
Undeveloped properties (c)	288	414
Other non-mining assets (d)	19	16

Total property, plant and equipment	2 245	2 292

The movement in the non-mining assets balance: continued

	US dollar
Figures in million	2018	2017

Accumulated depreciation and impairments
Balance at beginning of year	18	15
Fully depreciated assets no longer in use derecognised	—	(1)
Depreciation	4	3
Impairment	4	—
Translation	(1)	1

Balance at end of year	25	18

Net carrying value	19	16

The movement in the mining assets under construction balance is as follows:

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	237	107
Additions[1]	155	121
Depreciation capitalised[2]	24	7
Deemed disposal of 50% of Hidden Valley	—	(8)
Acquisition of 100% of Hidden Valley	—	16
Finance costs capitalised[3]	14	5
Transfers and other movements	(243)	(20)
Translation	(4)	9

Balance at end of year	183	237

[1] For 2018 pre-production revenue of US$100.2 million (2017: US$nil) was credited against additions.
[2] Relates primarily to Hidden Valley.
[3] Refer to note 11 for further detail on the capitalisation rate applied
The movement in the mining assets balance is as follows:

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	3 094	3 189
Fully depreciated assets no longer in use derecognised	—	(295)
Additions[1]	198	158
Deemed disposal of 50% of Hidden Valley	—	(332)
Acquisition of 100% of Hidden Valley	—	76
Acquisition of Moab Khotsong	310	—
Disposals	(5)	(1)
Scrapping of assets	—	(23)
Adjustment to rehabilitation asset	(13)	(1)
Transfers and other movements	243	21
Translation	(223)	302

Balance at end of year	3 604	3 094

Accumulated depreciation and impairments
Balance at beginning of year	1 469	1 648
Fully depreciated assets no longer in use derecognised	—	(295)
Impairment of assets	251	112
Deemed disposal of 50% of Hidden Valley	—	(294)
Disposals	(5)	(1)
Scrapping of assets	—	(12)
Depreciation	217	187
Translation	(83)	124

Balance at end of year	1 849	1 469

Net carrying value	1 755	1 625

[1] Included in additions for 2018 is an amount of US$0.1 million for capitalised depreciation associated with stripping activities at the Hidden Valley operations.
PROPERTY, PLANT AND EQUIPMENT

	US dollar
Figures in million	2018	2017

Mining assets (a)	1 755	1 625
Mining assets under construction (b)	183	237
Undeveloped properties (c)	288	414
Other non-mining assets (d)	19	16

Total property, plant and equipment	2 245	2 292

(a) Mining assets

ACCOUNTING POLICY
Mining assets including mine development costs and mine plant facilities are initially recorded at cost, where after they are measured at cost less accumulated depreciation and impairment. Costs include expenditure that is directly attributable to the acquisition of the items. Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably.
The net assets of operations placed on care and maintenance are impaired to their recoverable amount. Expenditure on the care and maintenance of these operations is charged against income, as incurred. Mineral and surface use rights represent mineral and surface use rights for parcels of land both owned and not owned by the group.
Mineral and surface rights include acquired mineral use rights in production, development and exploration phase properties. The amount capitalised related to a mineral and surface right, either as an individual asset purchase or as part of a business combination, is the fair value at acquisition.
The group’s mineral use rights are enforceable regardless of whether proved or probable reserves have been established. In certain limited situations, the nature of use changes from an exploration right to a mining right upon the establishment of proved and probable reserves. The group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proved and probable reserves and/or undeveloped mineral interests.
Depreciation
Depreciation of mining assets is computed principally by the units-of-production method over life-of-mine based on estimated quantities of economically recoverable proved and probable reserves, which can be recovered in future from known mineral deposits.
In most instances, proved and probable reserves provide the best indication of the useful life of the group’s mines (and related assets). However, in some instances, proved and probable reserves may not provide a realistic indication of the useful life of the mine (and related assets). This may be the case, for example, where management is confident that further inferred resources will be converted into measured and indicated resources and if they are economically recoverable, they can also be classified as proved and probable reserves. Management is approaching economic decisions affecting the mine on this basis, but has chosen to delay the work required to designate them formally as reserves.
In assessing which resources to include so as to best reflect the useful life of the mine, management considers resources that have been included in the life-of-mine plan. To be included in the life-of-mine plan, resources need to be above the cut-off grade set by management, which means that the resource can be economically mined and is therefore commercially viable. This consistent systematic method for inclusion in the life-of-mine plan takes management’s view of the gold price, exchange rates as well as cost inflation into account. In declaring the resource, management would have had to obtain a specified level of confidence of the existence of the resource through drilling as required by the South African Code for Reporting Exploration Results, Mineral Resources and Mineral Reserves (SAMREC).
Additional confidence in the existence, commercial viability and economical recovery of such resources may be based on historical experience and available geological information, such as geological information obtained from other operations that are contiguous to the group’s as well as where the group mines continuations of these other operations’ orebodies and reefs. This is in addition to the drilling results obtained by the group and management’s knowledge of the geological setting of the surrounding areas, which would enable simulations and extrapolations to be done with a reasonable degree of accuracy.
In instances where management is able to demonstrate the economic recovery of such resources with a high level of confidence, such additional resources, which may also include certain, but not all, of the inferred resources, as well as the associated future development costs of accessing those resources, are included in the calculation of depreciation. The future development costs are those costs that need to be incurred to access these inferred resources, for example the costs to complete a decline or level, which may include infrastructure and equipping costs. These amounts have been extracted from the cash flow projections for the life-of-mine plans.
Mineral rights associated with production phase mineral interests are amortised over the life of mine using the units-of-production method in order to match the amortisation with the expected underlying future cash flows.

15	PROPERTY, PLANT AND EQUIPMENT continued
(a) Mining assets continued

ACCOUNTING POLICY continued
Impairment
Testing for impairment is done in terms of the group policy as discussed in note 2.5.
Stripping activities
The removal of overburden and other mine waste materials is often necessary during the initial development of a mine site, in order to access the mineral ore deposit. The directly attributable cost of this activity is capitalised in full within mining assets under construction, until the point at which the mine is considered to be capable of commercial production.
The removal of waste material after the point at which a mine is capable of commercial production is referred to as production stripping.
When the waste removal activity improves access to ore extracted in the current period, the costs of production stripping are charged to the income statement as operating costs in accordance with the principles of IAS 2 Inventories.
Where production stripping activity both produces inventory and improves access to ore in future periods the associated costs of waste removal are allocated between the two elements. The portion which benefits future ore extraction is capitalised within stripping and development capital expenditure. If the amount to be capitalised cannot be specifically identified it is determined based on the volume of waste extracted compared with expected volume for the identified component of the orebody. Components are specific volumes of a mine’s orebody that are determined by reference to the life-of-mine plan.
In certain instances significant levels of waste removal may occur during the production phase with little or no associated production. The cost of this waste removal is capitalised in full.
All amounts capitalised in respect of waste removal are depreciated using the units-of-production method based on proved and probable ore reserves of the component of the orebody to which they relate. The effects of changes to the life-of-mine plan on the expected cost of waste removal or remaining reserves for a component are accounted for prospectively as a change in estimate.
Scrapping of assets
Where significant adverse changes have taken place relating to the useful life of an asset, that asset is tested for impairment in terms of the group policy as discussed in note 2.5. Whether or not an impairment is recognised, it is then necessary to review the useful lives and residual values of the assets within the CGU – this is reviewed at least annually. Where necessary, the useful lives and residual values of the individual assets are revised.
Where the useful life of an asset is nil as a result of no future economic benefit expected from the use or disposal of that asset, it is necessary to derecognise the asset. The loss arising from the derecognition is included in profit or loss in the period in which the asset was derecognised.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS – GOLD MINERAL RESERVES AND RESOURCES
Gold mineral reserves and resources are estimates of the amount of ounces that can be economically and legally extracted from the group’s properties. In order to calculate the gold mineral reserves and resources, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, commodity prices and exchange rates.
Estimating the quantities and/or grade of the reserves and resources requires the size, shape and depth of the orebodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.
Because the economic assumptions used to estimate the gold mineral reserves and resources change from year to year, and because additional geological data is generated during the course of operations, estimates of the mineral reserves and resources may change from year to year. Changes in the reserves and resources may affect the group’s financial results and financial position in a number of ways, including:

•	Asset carrying values may be affected due to changes in estimated cash flows;

•	Scrapping of assets to be recorded in the income statement, following the derecognition of assets as no future economic benefit expected;

•	Depreciation and amortisation charged in the income statement may change as they are calculated on the units-of-production method;

•	Environmental provisions may change as the timing and/or cost of these activities may be affected by the change in mineral reserves; and

•	Useful life and residual values may be affected by the change in mineral reserves.
At the end of each financial year, the estimate of proved and probable gold mineral reserves and resources is updated. Depreciation of mining assets is prospectively adjusted, based on these changes.

15	PROPERTY, PLANT AND EQUIPMENT continued
(a) Mining assets continued

SENSITIVITY ANALYSIS - GOLD MINERAL RESERVES AND RESOURCES EFFECT ON DEPRECIATION
The group includes certain inferred resources in the denominator and future development costs in the numerator when performing the depreciation calculation for certain of its operations, where proved and probable reserves alone do not provide a realistic indication of the useful life of mine (and related assets). During periods presented, this related to Doornkop. Had the group only used proved and probably reserves in its calculations, depreciation for 2018 would have amounted to US$214.2 million (2017: US$200.6 million) (2016: US$153.4 million), compared with the reported totals of US$200.0 million (2017: $185.3 million) (2016: US$149.9 million).

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS – PRODUCTION START DATE
Various relevant criteria are considered in order to assess when the mine is substantially complete and ready for its intended use and moves into the production phase. Some of the criteria would include but are not limited to the following:
• The level of capital expenditure compared to the total project cost estimates;
• The ability to produce gold in a saleable form (where more than an insignificant amount of gold has been produced); and
• The ability to sustain the ongoing production of gold.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS – STRIPPING ACTIVITIES
The group capitalises stripping costs where they are considered to improve access to ore in future periods. Where the amount to be capitalised cannot be specifically identified, it is determined based on the volume of waste extracted compared with expected volume for the identified component of the orebody. This determination is dependent on an individual mine’s design and life-of-mine plan and therefore changes to the design or life-of-mine plan will result in changes to these estimates. Identification of the components of a mine’s orebody is made by reference to the life-of-mine plan. The assessment depends on a range of factors including each mine’s specific operational features and materiality.

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS – IMPAIRMENT OF ASSETS
The recoverable amount of mining assets is generally determined utilising real discounted future cash flows. Management also considers such factors as the quality of the individual orebody, market risk, asset specific risks and country risk in determining the fair value.
Key assumptions for the calculations of the mining assets’ recoverable amounts are the commodity prices, resource values, marketable discount rates, costs to sell, exchange rates and the annual life-of-mine plans. In determining the commodity prices and resource values to be used, management assesses the long-term views of several reputable institutions on commodity prices and based on this, derives the commodity prices and resource values.
The life-of-mine plans are based on the proved and probable reserves as included in the Reserve Declaration, which are determined in terms of SAMREC and The Australasian Code for Reporting of Exploration Results, Mineral Resources and Ore Reserves (JORC), as well as resources where management has high confidence in the orebody and economical recovery of gold, based on historic and similar geological experience.
During the year under review, the group calculated the recoverable amounts (generally fair value less costs to sell) based on updated life-of-mine plans and the following gold price, silver price and exchange rates assumptions:

	2018	2017	2016
US$ gold price per ounce	1 250	1 200	1 189
US$ silver price per ounce	17.00	17.00	17.80
Exchange rate (R/US$)	13.30	13.61	13.86
Exchange rate (PGK/US$)	3.17	3.16	3.10
Rand gold price (R/kg)	535 000	525 000	530 000

The post-tax real discount rate for Hidden Valley was 9.91% (2017: 11.92%) (2016:11.77%) and the post-tax real discount rates for the South African operations ranged between 8.35% and 10.25% (2017: 8.98% and 11.81%) (2016: 8.43% and 11.48%), depending on the asset, were used to determine the recoverable amounts. Cash flows used in the impairment calculations are based on life-of-mine plans which exceed five years for the majority of the mines. Cash flows from potential projects, life-of-mine extensions and residual ounces can also be included in the impairment assessment where deemed appropriate. An additional risk premium is added to the post-tax real discount rates in these instances. Refer to note 6 for details of impairments recorded. The following is the attributable gold resource value assumption:

15	PROPERTY, PLANT AND EQUIPMENT continued
(a) Mining assets continued

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS – IMPAIRMENT OF ASSETS continued

	South Africa			Hidden Valley
US dollar per ounce	2018	2017	2016	2018	2017	2016

Measured	25.00	32.69	40.86	n/a	n/a	n/a
Indicated	8.00	18.68	23.35	5.84	5.84	5.84
Inferred	2.80	4.67	5.84	5.84	5.84	5.84

Should management’s estimate of the future not reflect actual events, further impairments may be identified.
Factors affecting the estimates include:
• Changes to proved and probable ore reserves;
• Economical recovery of resources;
• The grade of the ore reserves may vary significantly from time to time;
• Review of strategy;
• Unforeseen operational issues at the mines;
• Differences between actual commodity prices and commodity price assumptions;
• Changes in the discount rate and foreign exchange rates;
• Changes in capital, operating mining, processing and reclamation costs;
• Mines' ability to convert resources into reserves; and
• Potential production stoppages for indefinite periods.

SENSITIVITY ANALYSIS - IMPAIRMENT OF ASSETS
One of the most significant assumptions that influence the life-of-mine plans and therefore impairments is the expected commodity prices. The sensitivity scenario of a 10% decrease or increase in the commodity price used in the discounted cash flow models and the resource values used (with all other variables held constant) would have resulted in the following impairment being recorded as at 30 June 2018 and 2017:

	US dollar
Figures in million	2018	2017

- 10% decrease
Tshepong Operations[1]	375	281
Kusasalethu	197	157
Hidden Valley	54	79
Target 1	122	137
Doornkop	149	71
Masimong	28	30
Moab Khotsong[1]	118	—
Joel[1]	64	—
Target 3	10	—
Other surface operations	39	20
Target North	132	—
Unisel	38	17
Bambanani[1]	16	10

+ 10% increase
Masimong	4	—
Target North	79	—
Unisel	31	—

[1] The carrying amounts of these CGU's include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.
At all other operations, a 10% increase in the gold price would have resulted in no impairments being recorded.

15	PROPERTY, PLANT AND EQUIPMENT continued
(a) Mining assets continued
The movement in the mining assets balance is as follows:

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	3 094	3 189
Fully depreciated assets no longer in use derecognised	—	(295)
Additions[1]	198	158
Deemed disposal of 50% of Hidden Valley	—	(332)
Acquisition of 100% of Hidden Valley	—	76
Acquisition of Moab Khotsong	310	—
Disposals	(5)	(1)
Scrapping of assets	—	(23)
Adjustment to rehabilitation asset	(13)	(1)
Transfers and other movements	243	21
Translation	(223)	302

Balance at end of year	3 604	3 094

Accumulated depreciation and impairments
Balance at beginning of year	1 469	1 648
Fully depreciated assets no longer in use derecognised	—	(295)
Impairment of assets	251	112
Deemed disposal of 50% of Hidden Valley	—	(294)
Disposals	(5)	(1)
Scrapping of assets	—	(12)
Depreciation	217	187
Translation	(83)	124

Balance at end of year	1 849	1 469

Net carrying value	1 755	1 625

[1] Included in additions for 2018 is an amount of US$0.1 million for capitalised depreciation associated with stripping activities at the Hidden Valley operations.

Acquisition and deemed disposal of assets
On 1 March 2018 the group acquired Moab Khotsong. Included in this acquisition was property, plant and equipment with a fair value of US$321.5 million. Of the total acquisition costs, US$309.7 million relates to mining assets and US$11.8 million relates to other non-mining assets respectively. Refer to note 14 for more information relating to the acquisition.
During 2017 the group obtained 100% ownership of Hidden Valley. Included in this acquisition was property, plant and equipment with a fair value of US$92.6 million. Of the total acquisition costs, US$76.2 million relates to mining assets and US$15.6 million relates to assets under construction respectively. Refer to note 14 for more information relating to the acquisition.
Loss on scrapping of property, plant and equipment
Losses arising from the derecognition of property, plant and equipment no longer in use amounted to US$0.1 million 2017: US$10.3 million) (2016: US$4.4 million). No future economic benefits are expected from the use or disposal of these assets.

Stripping activities
Included in the balance for mining assets is an amount of US$18.9 million (2017: US$7.2 million) for stripping activities. The movement for 2018 relates to Kalgold and Hidden Valley. Depreciation of US$0.3 million (2017: US$0.4 million) were recorded for these activities.

15	PROPERTY, PLANT AND EQUIPMENT continued
(a) Mining assets continued
Transfer of assets
Transfer of assets relates to assets under construction transferred to mining assets. On 1 June 2018 commercial levels of production were achieved at Hidden Valley following the plant upgrade and the development of stage 5 and 6 cut back and as a result an amount of US$213.6 million was transferred. The remaining transfer of US$29.4 million relates to Tshepong Operations following the completion of a major project.
(b) Mining assets under construction

ACCOUNTING POLICY
At the group’s surface mines, when it has been determined that a mineral property can be economically developed as a result of establishing proved and probable reserves, costs incurred to develop the property are capitalised as incurred until the mine is considered to have moved into the production phase. These costs include costs to further delineate the orebody and remove overburden to initially expose the orebody. At the group’s underground mines, all costs incurred to develop the property, including costs to access specific ore blocks or other areas of the underground mine, are capitalised to the extent that such costs will provide future economic benefits. These costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.
Where a depreciable asset is used in the construction or extension of a mine, the depreciation is capitalised against the mine’s cost.
Exploration properties acquired are recognised in the balance sheet within development cost and are shown at cost less provisions for impairment determined in accordance with the group’s accounting policy on impairment of non-financial assets.
Mineral interests associated with development and exploration phase mineral interests are not amortised until such time as the underlying property is converted to the production stage.
Capitalisation of pre-production costs ceases when commercial levels of production are reached. Commercial levels of production are discussed under “production start date” above.

The movement in the mining assets under construction balance is as follows:

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	237	107
Additions[1]	155	121
Depreciation capitalised[2]	24	7
Deemed disposal of 50% of Hidden Valley	—	(8)
Acquisition of 100% of Hidden Valley	—	16
Finance costs capitalised[3]	14	5
Transfers and other movements	(243)	(20)
Translation	(4)	9

Balance at end of year	183	237

[1] For 2018 pre-production revenue of US$100.2 million (2017: US$nil) was credited against additions.
[2] Relates primarily to Hidden Valley.
[3] Refer to note 11 for further detail on the capitalisation rate applied
Refer to mining assets above for information relating to the acquisition of assets under construction.
(c) Undeveloped properties

ACCOUNTING POLICY
Undeveloped properties are initially recognised at cost, which is generally based on the fair value of resources obtained through acquisitions. The carrying values of these properties are tested annually for impairment. Once development commences, these properties are transferred to mining properties and accounted for in accordance with the related accounting policy.

15	PROPERTY, PLANT AND EQUIPMENT continued
(c) Undeveloped properties continued
The movement in the undeveloped properties balance is as follows:

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	415	372
Translation	(21)	43

Balance at end of year	394	415

Accumulated depreciation and impairments
Balance at beginning and end of year	1	1
Impairment[1]	105	—

Balance at end of year	106	1
Net carrying value	288	414

[1] The impairment relates to Target North.
(d) Other non-mining assets

ACCOUNTING POLICY
Land is shown at cost and not depreciated. Other non-mining fixed assets are shown at cost less accumulated depreciation and accumulated impairment losses.
Other non-mining fixed assets are depreciated on a straight-line basis over their estimated useful lives as follows:

•	Vehicles at 20% per year.

•	Computer equipment at 33.3% per year.

•	Furniture and equipment at 16.67% per year.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each balance sheet date.

The movement in the non-mining assets balance is as follows:

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	34	29
Fully depreciated assets no longer in use derecognised	—	(1)
Additions	3	3
Acquisition of Moab Khotsong	12	—
Transfers and other movements	(1)	—
Translation	(4)	3

Balance at end of year	44	34

15	PROPERTY, PLANT AND EQUIPMENT continued
(d) Other non-mining assets continued
The movement in the non-mining assets balance: continued

	US dollar
Figures in million	2018	2017

Accumulated depreciation and impairments
Balance at beginning of year	18	15
Fully depreciated assets no longer in use derecognised	—	(1)
Depreciation	4	3
Impairment	4	—
Translation	(1)	1

Balance at end of year	25	18

Net carrying value	19	16

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions
During the year under review, the group calculated the recoverable amounts (generally fair value less costs to sell) based on updated life-of-mine plans and the following gold price, silver price and exchange rates assumptions:

	2018	2017	2016
US$ gold price per ounce	1 250	1 200	1 189
US$ silver price per ounce	17.00	17.00	17.80
Exchange rate (R/US$)	13.30	13.61	13.86
Exchange rate (PGK/US$)	3.17	3.16	3.10
Rand gold price (R/kg)	535 000	525 000	530 000

	South Africa			Hidden Valley
US dollar per ounce	2018	2017	2016	2018	2017	2016

Measured	25.00	32.69	40.86	n/a	n/a	n/a
Indicated	8.00	18.68	23.35	5.84	5.84	5.84
Inferred	2.80	4.67	5.84	5.84	5.84	5.84

Disclosure of Sensitivity Analysis - Impairment of Assets
The impairment/(reversal of impairment) of assets consists of the following:

	US dollar
Figures in million	2018	2017	2016

Tshepong Operations	71	19	—
Doornkop	23	—	(50)
Kusasalethu	42	52	—
Target 1	51	60	—
Joel	11	—	—
Unisel	35	—	—
Masimong	24	—	15
Target North	106	—	—
Hidden Valley	—	—	32
Other mining assets	23	—	—

Total impairment/(reversal on impairment) of assets	386	131	(3)

The impairment assessment performed at 30 June 2018 resulted from lower recoverable amounts driven by the lower increase in the forecast gold price relative to the forecast cost inflation assumptions used in the life-of-mine plans which impacted negatively on margins. There were no reversals of impairment recorded in the 2018 or 2017 financial years.

6	COST OF SALES continued

(f)	Impairment continued
The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2018 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Tshepong Operations	The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	538
Joel	The updated life-of-mine for the Joel operation, presented a marginal decrease in recovered grade.	63
Target 1	Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	88
Unisel	Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	3
Masimong	The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	4
Kusasalethu	Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	155
Doornkop	The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	198
Target North	The impairment of Target North was as a result of a decrease in resource values.	267
Other mining assets	The updated life-of-mine plans for the CGU's in Freegold and Harmony resulted in the impairment of other mining assets.	26

The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2017 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Tshepong Operations	The impairment was mainly driven by the restriction on hoisting capacity at Phakisa along with the general pressure on margins.	595
Target 1	Information gained from the underground drilling during the year indicated that some areas of the bottom reef of the Dreyerskuil are highly channelised, which negatively impacted on the overall grade for the operation. These areas were subsequently excluded from the life-of-mine plan. This, together with the general pressure on margins, reduced the profitability of the operation over its life and contributed to the decrease in the recoverable amount.	153
Kusasalethu	The impairment was driven by a reduction in the additional attributable resource value as a result of a decrease in the ounces. The company investigated the viability of a decline to extend the life. The business case showed that the option was not feasible and therefore the resource ounces were reduced.	214

The recoverable amounts of the CGU's where impairments were recognised or reversed as at 30 June 2016 are as follows:

Operation	Impairment assessment	Recoverable amount
Figures in million		US dollar

Hidden Valley	The updated life-of-mine plan for Hidden Valley resulted in lower production for the 2017 financial year as the mine would only process ore stockpiles followed by an extended period of care and maintenance, compared to the previous plan. Stripping activities for stage 5 were planned to recommence in the 2018 financial year according to the year-end life-of-mine plan.	22
Doornkop	The higher recoverable amount for Doornkop, which resulted in the reversal was mainly due to the increased rand gold price assumption, improvements in operational efficiencies during the 2016 financial year that resulted in increased production levels in the updated life-of-mine plan and new mining areas included in the life-of-mine plan based on additional exploration performed during 2016.	190
Masimong	Masimong is a low margin operation and had a remaining life of three years at the time. The exploration programme to locate additional areas of the higher grade B Reef proved unsuccessful and was stopped during the 2016 financial year. In addition, the grade estimation of the Basal Reef decreased and as a result a portion of the resource was abandoned at 30 June 2016. The lower resource value resulted in a lower recoverable amount and the recognition of an impairment.	32

The sensitivity scenario of a 10% decrease or increase in the commodity price used in the discounted cash flow models and the resource values used (with all other variables held constant) would have resulted in the following impairment being recorded as at 30 June 2018 and 2017:

	US dollar
Figures in million	2018	2017

- 10% decrease
Tshepong Operations[1]	375	281
Kusasalethu	197	157
Hidden Valley	54	79
Target 1	122	137
Doornkop	149	71
Masimong	28	30
Moab Khotsong[1]	118	—
Joel[1]	64	—
Target 3	10	—
Other surface operations	39	20
Target North	132	—
Unisel	38	17
Bambanani[1]	16	10

+ 10% increase
Masimong	4	—
Target North	79	—
Unisel	31	—

[1] The carrying amounts of these CGU's include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.